Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents (note 2):
Cash and due from banks	$ 35,790	$ 37,547
Securities (note 3):
Available-for-sale, at fair value	15,246	18,780
Held-to-maturity, at amortized cost	6,960	5,989
Federal Reserve Bank stock, at cost (note 1(c))	140	137
Federal Home Loan Bank stock, at cost (note 1(c))	513	528
Loans, net (notes 4, 9 and 11)	273,672	267,123
Bank premises and equipment, net	6,313	6,537
Accrued interest receivable	993	1,009
Prepaid FDIC Insurance	703	991
Bank owned life insurance	3,017
Goodwill	539	539
Other real estate owned	2,393	645
Other assets (notes 7 and 8)	2,415	2,659
Total assets	348,694	342,484
Deposits (note 6):
Demand	37,955	33,432
Savings and NOW accounts	141,167	132,501
Time	136,035	144,460
Total deposits	315,157	310,393
Note payable under line of credit (note 1 (d))	1,900	2,000
Accrued interest payable	398	419
Other liabilities (note 7)	3,150	2,725
Total liabilities	320,605	315,537
Stockholders' equity (notes 7, 12 and 15):
Common stock, $3 par value. Authorized 3,000,000 shares, issued and outstanding 1,507,589 shares in 2012 and 1,496,589 shares in 2011	4,492	4,473
Capital surplus	987	923
Retained earnings	24,244	22,981
Accumulated other comprehensive loss, net	(1,634)	(1,430)
Total stockholders' equity	28,089	26,947
Commitments, contingencies and other matters (notes 9, 10 and 12)
Total liabilities and stockholders' equity	$ 348,694	$ 342,484